Taxation - Additional information (Details) - GBP (£) £ in Millions	1 Months Ended		12 Months Ended
	Apr. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Tax Expenses
Current tax charge			£ 575	£ 534	£ 422
Net tax paid			£ 619	£ 495	£ 342
Applicable tax rate			24.90%	23.60%	23.30%
Deferred tax credit on changes in tax rates			£ 0	£ 3	£ 8
Average effective tax rate			22.10%	22.80%	18.10%
Income not taxable and expenses not deductible, research and development			£ 21	£ 13	£ 15
Change in recognition and measurement of deferred tax, effect of tax rate increase					8
Income not taxable and expenses not deductible, revaluation of put and call option					7
Uncertain tax provisions			173	239
United Kingdom
Disclosure Of Income Tax Expenses
Current tax charge			£ 157	£ 102	£ 46
Applicable tax rate	25.00%	19.00%
Netherlands
Disclosure Of Income Tax Expenses
Applicable tax rate				25.80%	25.00%
Change in recognition and measurement of deferred tax, loss recognition rule changes					£ 15